Total
QRAFT AI-Enhanced U.S. Large Cap ETF
QRAFT AI-Enhanced U.S. Large Cap ETF
Investment Objective
The QRAFT AI-Enhanced U.S. Large Cap ETF (the “Fund”) seeks capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	QRAFT AI-Enhanced U.S. Large Cap ETF QRAFT AI-Enhanced U.S. Large Cap ETF
Management Fee	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
QRAFT AI-Enhanced U.S. Large Cap ETF | QRAFT AI-Enhanced U.S. Large Cap ETF | USD ($)	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 317% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy enhanced by the use of artificial intelligence, as described below. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amounts of any borrowings for investment purposes) in securities of U.S.-listed large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment (the “Universe”). The Fund invests in equity securities of such companies, including common stock, American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”). The Fund’s adviser, Exchange Traded Concepts, LLC (the “Adviser”), uses an investment process based on a proprietary artificial intelligence security selection process that extracts patterns from analyzing data, as discussed below, developed by QRAFT Technologies, Inc. (“Qraft”). Qraft is a South Korea-based provider of artificial intelligence investment systems and currently offers services to various financial institutions in Korea. Qraft has licensed its proprietary artificial intelligence security selection process to the Adviser for purposes of managing the Fund.

In pursuing the Fund’s investment objective, the Adviser consults a database generated by Qraft’s AI Quantitative Investment System (“QRAFT AI”), which automatically evaluates and filters data according to parameters supporting a particular investment thesis. For the Fund’s database, QRAFT AI selects and weights portfolios of companies in the Universe listed on the New York Stock Exchange and NASDAQ to provide a balanced exposure to a variety of factors affecting the U.S. market including, but not limited to, quality (generally, a company’s profitability), size (market capitalization), value (comparison of a company’s market value versus its book value), momentum (a security’s recent price returns compared to the overall market over time), and volatility (a security’s systematic risk as compared to the market as a whole) (the “U.S. Large Cap Database”). QRAFT AI first estimates each stock’s relative superiority of price appreciation (i.e., increase in stock price) over the rest of the pool of companies for the next four week investment period using deep learning technologies (i.e., exposure to and processing of large amounts of data) and the distribution of each stock’s relative superiority of price appreciation for the same period using deep learning architectures such as Bayesian neural networks that estimate the uncertainty of its forecast, and selects the top 300 to 350 stocks based on the average of the distribution of each stock’s relative superiority of price appreciation for inclusion in the database. QRAFT AI compresses such data and evaluates how each individual factor would change and/or affect a company over time, identifying the companies that have the greatest potential to outperform their U.S. large cap peers over the next four week period. The stocks included in the database are then weighted pursuant to a methodology designed to maximize risk-adjusted return as compared to other companies, and the final portfolios are then delivered to the U.S. Large Cap Database for use by the Adviser. QRAFT AI repeats such processes every four weeks, and the Adviser makes or changes investments in the Fund based on the newly generated information.

The Fund expects to hold 300 to 350 companies in its portfolio. While it is anticipated that the Adviser will purchase and sell securities based on recommendations by the U.S. Large Cap Database, the Adviser has full discretion over investment decisions for the Fund. Therefore, the Adviser has full decision-making power not only if it identifies a potential technical issue or error with the U.S. Large Cap Database, but also if it believes that the recommended portfolio does not further the Fund’s investment objective or fails to take into account company events such as corporate actions, mergers and spin-offs. Additionally, the Adviser has discretion over the amount of cash maintained in the Fund’s portfolio and the reinvestment of dividends in the Fund’s portfolio, subject to the Fund’s distribution requirements as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). See “Federal Income Taxes” in the Fund’s Statement of Additional Information (the “SAI”) for a more complete discussion. Notwithstanding the foregoing, the Fund limits the weighting of a single company to 10% and no more than 40% of the Fund’s assets may be invested in securities with a more than 5% weighting in the Fund’s portfolio. Because the U.S. Large Cap Database is adjusted every four weeks, the Adviser expects that the Fund will frequently purchase and sell shares of securities.

While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy. As of August 1, 2024, a significant portion of the Fund’s assets consisted of securities of companies in the Information Technology Sector, although this may change from time to time.

Principal Risks
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P 500® Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.qraftaietf.com.

Annual Total Returns as of 12/31

* The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2024 was 16.69%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	28.36%	Q2/2020
Lowest Return	-16.77%	Q2/2022

Average Annual Total Returns for the Periods Ended December 31, 2023
Average Annual Returns - QRAFT AI-Enhanced U.S. Large Cap ETF	Label	1 Year	Since Inception	Inception Date
QRAFT AI-Enhanced U.S. Large Cap ETF	Return Before Taxes	24.15%	15.12%	May 20, 2019
QRAFT AI-Enhanced U.S. Large Cap ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	23.73%	14.45%	May 20, 2019
QRAFT AI-Enhanced U.S. Large Cap ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	14.28%	11.81%	May 20, 2019
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	13.60%	May 20, 2019

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.